The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of January 31, 2021 and January 31, 2020: (Details) - USD ($)
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Liabilities:
Derivative Liabilities – embedded redemption feature	$ 391,868	$ 213,741	$ 2,611,125
Totals	391,868	213,741	2,611,125
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Derivative Liabilities – embedded redemption feature
Totals
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Derivative Liabilities – embedded redemption feature
Totals
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivative Liabilities – embedded redemption feature	391,868	213,741	2,611,125	$ 2,041,260
Totals	$ 391,868	$ 213,741	$ 2,611,125